Loan Receivable, Net (Details)				1 Months Ended						12 Months Ended
	Dec. 05, 2021 USD ($)	Nov. 05, 2021 USD ($)	Sep. 01, 2021 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2023 USD ($)	Dec. 04, 2022	Nov. 11, 2022
Loan Receivable, Net [Line Items]
Interest rate per anum						3.65%	3.65%	3.85%			3.85%
Agreed to loan						$ 100,000	¥ 1,650,000	$ 500,000	$ 100,000
Bad debts									$ 100,000
Maturity date						September 2023	September 2023	July 2023					December, 2022
Loan amount
Repaid amount												$ 75,000
Loan amount														$ 600,000
Payment of loan										634,993
HuaMei Trading [Member]
Loan Receivable, Net [Line Items]
Amount invested			$ 350,000
Acquire interest percentage			4.99%
Return amount	$ 350,000
Interest-bearing loan										$ 350,000
Interest rate per anum															3.85%	3.85%
Agreed to loan		$ 200,000
Bad debts													$ 550,000
Written off recovered											$ 550,000
Cacti Fintec Limited [Member]
Loan Receivable, Net [Line Items]
Interest rate per anum				4.35%							4.35%	4.35%	3.78%
Agreed to loan				$ 250,000	$ 1,300,000								$ 2,100,000
Yifan Sun [Member]
Loan Receivable, Net [Line Items]
Agreed to loan								$ 120,000
Repaid amount											$ 45,000	$ 75,000
FLJ Group Limited [Member]
Loan Receivable, Net [Line Items]
Interest rate per anum								3.85%
Maturity date						July 2023	July 2023	July 2023
Yong Zhang [Member]
Loan Receivable, Net [Line Items]
Agreed to loan						$ 237,000
Minimum [Member] | Cacti Fintec Limited [Member]
Loan Receivable, Net [Line Items]
Maturity date													November 2023
Maximum [Member] | Cacti Fintec Limited [Member]
Loan Receivable, Net [Line Items]
Maturity date													December 2023